TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Balance as of beginning of the year	$ 100	$ 632
Additions based on tax positions taken during the current period	1	3
Decrease based on tax positions taken during the current period		(535)
Balance at the end of the year	$ 101	$ 100